Business and Basis of Presentation (Summary Of Adoption Of New Guidance On Unaudited Interim Consolidated Statement of Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (766,705)	[1]	$ (1,394,701)	[1]	$ 196,697
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income		131,936	[1]	165,675	[1]	(81,850)
Interest credited to policyholders’ account balances		445,215	[1]	(151,389)	[1]	233,375
Realized investment gains (losses), net		(336,382)	[1]	386,894	[1]	62,976
Change in value of market risk benefits, net of related hedging (gains) losses		700,581	[2]	4,222,530	[2]	0
Change in:
Future policy benefits and other insurance liabilities		3,743,780	[1]	1,831,520	[1]	2,658,195
Reinsurance recoverables		(2,254,290)	[1]	(1,134,683)	[1]	(2,440,532)
Deferred policy acquisition costs		(442,303)	[1]	(4,067,946)	[1]	(617,907)
Income taxes		(334,769)	[1]	(842,107)	[1]	(142,196)
Other, net	[3]	1,567,947	[1]	1,376,588	[1]	(108,941)
Cash flows from (used in) operating activities		1,824,964		(883,941)		$ (379,122)
As Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		341,749		(2,209,730)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income		(78,754)		(21,763)
Interest credited to policyholders’ account balances		517,488		(114,585)
Realized investment gains (losses), net		(1,041,435)		5,295,406
Change in value of market risk benefits, net of related hedging (gains) losses		0		0
Change in:
Future policy benefits and other insurance liabilities		2,407,887		2,080,967
Reinsurance recoverables		(1,181,692)		(1,304,306)
Deferred policy acquisition costs		(105,194)		(3,926,121)
Income taxes		(40,095)		(1,082,459)
Other, net		1,635,056		1,674,972
Cash flows from (used in) operating activities		1,824,964		(883,941)
Change of Effect
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		(1,108,454)		815,029
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income		210,690		187,438
Interest credited to policyholders’ account balances		(72,273)		(36,804)
Realized investment gains (losses), net		705,053		(4,908,512)
Change in value of market risk benefits, net of related hedging (gains) losses		700,581		4,222,530
Change in:
Future policy benefits and other insurance liabilities		1,335,893		(249,447)
Reinsurance recoverables		(1,072,598)		169,623
Deferred policy acquisition costs		(337,109)		(141,825)
Income taxes		(294,674)		240,352
Other, net		(67,109)		(298,384)
Cash flows from (used in) operating activities		$ 0		$ 0

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[3]	Prior periods have been reclassified to conform to the current period presentation.